13F-HR
				12/31/03

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 December 31, 2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             December 31, 2003

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$64,715.82

List of Other Included Managers:		None


Name of Issuer          Class  Cusip     Value (x100Shares
Alliant Techsystems     common 018804104 606         10493
Aluminum Corp China     common 022276109 2464        32000
Amcol                   common 02341w103 2436       120000
Amgen                   common 031162100 604          9775
Arrhythmia Research     common 042698308 2514        80000
Bioreliance             common 090951104 2008        42000
Brillance China Auto    common 10949Q105 2268        40000
C I S C O               common 17275R102 593         24477
Cameco                  common 13321l108 2419        42000
Cephalon                common 156708109 603         12453
Cia Vale Do Rio Doce    common 204412209 2457        42000
Citigroup               common 172967101 608         12525
Comcast                 common 20030n101 601         18649
D R Horton              common 23331A109 865         20000
Dell Computer           common 24702r101 603         17742
Exxon Mobil             common 30231G102 607         14797
First Cash Financial    common 31942d107 1026        40000
Fording Canadian        common 345425102 2486        70000
General Electric        common 369604103 613         19794
Gilead Sciences         common 375558103 607         10417
Harman                  common 413086109 3191        43129
Hovnanian               common 442487203 871         10000
Intel                   common 458140100 606         18916
International Rectifier common 460254105 2223        45000
Lakeland                common 511795106 1608        88861
Lennar                  common 526057104 604          6290
M & T Bank              common 55261f104 606          6164
Microsoft               common 594918104 606         22128
Mine Safety Appliances  common 602720104 2425        30500
NVR                     common 62944T105 600          1287
New York Community      common 649445103 608         15983
Newfield Exploration    common 651290108 604         13568
Opnet Technologies      common 683757108 1892       115000
Petroleum Development   common 716578109 2607       110000
Pfizer                  common 717081103 610         17277
Rofin-Sinar             common 775043102 2592        75000
Satyam                  common 804098101 2640        90000
Schnitzer Steel         common 806882106 2420        40000
Select Medical          common 816196109 2279       140000
Sinopec Shanghai        common 82935m109 2544        55000
Tommy Hilfiger          common G8915Z102 592         40000
Ultra Petroleum         common 903914109 2462       100000
Urban Outfitters        common 917047102 926         25000
Washington Post         common 939640108 605           765
William Lyon Homes      common 552074106 1004        16000